Accounts Receivable Net (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable - related parties	$ 451,031	$ 53,458
Accounts Receivable [Member]
Accounts receivable	208,341	295,265
Accounts receivable - related parties	451,030	53,458
Less: allowance for doubtful accounts	177,716	125,180
Total accounts receivable, net	$ 481,656	$ 223,543